Other components of equity	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other components of equity
29.	Other components of equity

(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	375.2	Rs.	28,388.6	Rs.	49,388.8	Rs.	(50,933.2)
Exchange differences arising on translating the net assets of foreign operations (net)		290.7		22,007.8		(20,414.1)		96,211.5
Net change in translation reserve – equity accounted investees (net)		13.6		1,026.1		(586.1)		4,110.5

Balance at the end	US$	679.5	Rs.	51,422.5	Rs.	28,388.6	Rs.	49,388.8

(b)	The movement of gain/(loss) on Equity instruments held as fair value through other comprehensive income (FVTOCI) is as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	23.6	Rs.	1,785.5	Rs.	—	Rs.	—
Effect of transition to IFRS 9		—		—		1,392.8
Other c omprehensive income for the year		(18.1)		(1,369.3)		438.1		—
Income tax relating to gain/(loss) recognized on equity investments, where applicable		(0.3)		(25.2)		3.9		—
Profit on sale of equity investments reclassified to retained earnings		—		—		(49.3)		—

	US$	5.2	Rs.	391.0	Rs.	1,785.5	Rs.	—

(c)	The movement of Available-for-sale investments reserve is as follows:

	Year ended March 31,
	2019		2018
	(In millions)
Balance at the beginning		Rs.1,422.1		Rs.1,062.8
Effect of transition to IFRS 9		(1,422.1)
Gain/(loss) arising on revaluation of available-for-sale investments (net)		—		565.8
Income tax relating to gain/loss arising on revaluation of available-for-sale investments (net), where applicable		—		(16.2)
Cumulative (gain)/loss reclassified to profit or loss on available-for-sale investments (net)		—		(169.2)
Income tax relating to cumulative gain/loss reclassified to profit or loss on available-for-sale investments (net), where applicable		—		45.2
Net change in share of available-for-sale investments reserves – equity accounted investees (net)		—		(66.3)

Balance at the end	Rs.	—	Rs.	1,422.1

(d)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	(801.8)	Rs.	(60,668.2)	Rs.	(39,224.0)	Rs.	(206,143.3)
Effect of transition to IFRS 9		—		—		(2,819.8)		—
Gain/(loss) recognized on cash flow hedges		(305.7)		(23,130.0)		(89,824.6)		104,219.6
Income tax relating to gain/loss recognized on cash flow hedges		56.9		4,305.8		16,974.8		(19,598.8)
(Gain)/loss reclassified to profit or loss		662.2		50,102.9		79,903.6		101,603.1
Income tax relating to gain/loss reclassified to profit or loss		(119.8)		(9,064.7)		(15,181.1)		(19,304.6)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		(56.8)		(4,299.9)		(12,959.4)		—
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		10.8		817.0		2,462.3		—

Balance at the end	US$	(554.2)	Rs.	(41,937.1)	Rs.	(60,668.2)	Rs.	(39,224.0)

Of the above balance related to:
Continued hedges		(509.0)		(38,520.7)		(56,981.5)		(36,363.2)
Discontinued hedges		(45.2)		(3,416.4)		(3,686.7)		(2,860.8)

(e)	The movement of Cost of Hedging reserve is as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	(38.0)	Rs.	(2,873.9)	Rs.	(4,473.1)	Rs.	(6,704.6)
Effect of transition to IFRS 9		—		—		204.8		—
Gain/(loss) recognized on cash flow hedges		(32.3)		(2,453.4)		(746.6)		1,873.5
Income tax relating to gain/loss recognized on cash flow hedges		7.9		600.6		207.5		(398.2)
(Gain)/loss reclassified to profit or loss		(12.5)		(942.4)		659.3		933.6
Income tax relating to gain/loss reclassified to profit or loss		2.2		167.0		(125.3)		(177.4)
Amounts removed from hedge reserve and recognized in inventory		17.5		1,324.9		1,727.8		—
Income tax related to amounts removed from hedge reserve and recognized in inventory		(3.3)		(251.5)		(328.3)		—

Balance at the end	US$	(58.5)	Rs.	(4,428.7)	Rs.	(2,873.9)	Rs.	(4,473.1)

Of the above balance related to
Continued hedges		(57.3)		(4,338.6)		(2,873.9)		(4,196.2)
Discontinued hedges		(1.2)		(90.1)		—		(276.9)

(f)	The movement of gain/(loss) on debt instruments held as fair value through other comprehensive income (FVTOCI) is as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	—	Rs.	—	Rs.	—	Rs.	—
Other c omprehensive income for the year		18.0		1,362.4		—		—
Income tax relating to gain/(loss) recognized on equity investments, where applicable		(6.3)		(476.1)		—		—

Balance at the end	US$	11.7	Rs.	886.3	Rs.	—	Rs.	—

(g)	Summary of Other components of equity:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Currency translation reserve	US$	679.5	Rs.	51,422.5	Rs.	28,388.6	Rs.	49,388.8
Available-for-sale investments reserve		—		—		—		1,422.1
Investments reserve		5.2		391.0		1,785.5		—
Hedging reserve		(554.2)		(41,937.1)		(60,668.2)		(39,224.0)
Cost of hedge reserve		(58.5)		(4,428.7)		(2,873.9)		(4,473.1)
Debt reserve		11.7		886.3		—		—

Total	US$	83.7	Rs.	6,334.0	Rs.	(33,368.0)	Rs.	7,113.8